Stock-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Stock Options for Employees and Non-Employees Using Black-Scholes Option Pricing Model (Detail) - Options Issued and Outstanding - $ / shares
	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 6 days
Expected volatility, minimum		93.70%	92.00%	75.90%	74.40%
Expected volatility, maximum		94.80%	104.90%	90.60%	74.50%
Risk-free interest rate, minimum		2.50%	1.40%	2.40%	1.90%
Risk-free interest rate, maximum		2.60%	2.60%	3.10%	2.20%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	99.60%	91.30%	89.70%	78.00%	74.60%
Expected volatility, maximum	101.70%	94.90%	99.50%	91.20%	77.00%
Risk-free interest rate, minimum	0.60%	2.40%	1.70%	2.70%	2.30%
Risk-free interest rate, maximum	0.90%	2.60%	2.80%	3.10%	2.40%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			5 years 6 months	5 years 9 months 18 days	5 years 10 months 24 days
Fair value of common stock		$ 8.53	$ 1.27	$ 8.57	$ 0.79
Minimum | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years 2 months 12 days	8 years 2 months 12 days	7 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days
Fair value of common stock	$ 0.96	$ 6.82	$ 1.23	$ 8.62	$ 0.79
Maximum | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years 1 month 6 days	6 years 2 months 12 days	6 years 2 months 12 days
Fair value of common stock		$ 8.9	$ 10.66	$ 15.45	$ 9.33
Maximum | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	9 years	10 years	10 years	10 years	10 years
Fair value of common stock	$ 1.07	$ 8.61	$ 10.26	$ 15.45	$ 10.28